Earnout Liability - Schedule of Fair Value Measurements of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Earnout liability	$ 10,904	$ 9,898
Level 1 [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Derivative liability (warrants)	4,083	1,334
Earnout liability
Fair value of liabilities	4,083	1,334
Level 2 [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Derivative liability (warrants)
Earnout liability
Fair value of liabilities
Level 3 [Member]
Schedule of Fair Value Measurements of Assets and Liabilities [Line Items]
Derivative liability (warrants)
Earnout liability	18,424	9,898
Fair value of liabilities	$ 18,424	$ 9,898